Note 15 - Commitments and Contingencies (Details Textual) $ in Thousands	Dec. 31, 2019 USD ($)
Contractual commitments for equipment [member]
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates	$ 17,669
Development contracts [member]
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates	$ 102,119
Contractual commitments for equipment and development contracts [member]
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates, committed percentage	100.00%